Segment Information - Geographical location (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment information
Right-of-use assets	$ 3,211	$ 2,888
Property and equipment, net	1,998	363
Asia-Pacific region
Segment information
Right-of-use assets	2,520	2,657
Property and equipment, net	812	120
Other areas
Segment information
Right-of-use assets	691	231
Property and equipment, net	1,186	$ 243
EMEA region
Segment information
Property and equipment, net	$ 1,186